Equity (Details Narrative) - USD ($)													1 Months Ended				6 Months Ended		12 Months Ended
	Feb. 14, 2024	Feb. 12, 2024	Jan. 28, 2024	Jan. 10, 2024	Jan. 08, 2024	Dec. 28, 2023	Dec. 22, 2023	Oct. 04, 2023	Aug. 03, 2023	Jul. 24, 2023	Feb. 28, 2023	Apr. 22, 2021	Dec. 24, 2024	Mar. 31, 2024	Nov. 30, 2023	May 31, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2025	May 02, 2024	Nov. 09, 2022	Oct. 08, 2022	Sep. 29, 2022	Mar. 26, 2020
Class of Stock [Line Items]
Common stock, shares issued																	8,188,574					8,188,574
Number of shares issued											3,846,000
Purchase of ordinary shares											2,884,500
Net proceeds											$ 4,522,314
Issued ordinary shares											3,846,000
Additional shares														62,236	33,434	12,321
Exercise of warrants																499,980
Sale of stock						1,720,000	1,720,000		44,117,648	88,105,727
Net proceeds from sale of stock						$ 1,184,676			$ 15,000,000	$ 30,000,000
Convertible note payables						$ 727,762		$ 2,220,000
Conversion price						$ 0.67		$ 0.50					$ 1.05
Conversion of share						1,348,985		5,550,000
Commitment share				471,698
Capital reduction description																			Company effected a capital reduction to reduce the par value of each of the then issued Consolidated Shares from US$4.00 to US$0.00001 by cancelling the paid-up capital of the Company to the extent of US$3.99999 on each of the then issued Consolidated Shares. Immediately following the Capital Reduction, the Company sub-divided the balance of each unissued Consolidated Share in the authorized share capital of the Company into 400,000 ordinary shares with par value of US$0.00001 each in the share capital of the Company.
Increase decrease in dividend amount																							$ 50,000,000
Common stock shares authorized																	5,000,000,000,000					5,000,000,000,000	5,000,000,000,000
Common stock, par or stated value per share (in dollars per share)																	$ 0.00001					$ 0.00001	$ 0.00001
Conversion of shares, value													$ 3,643,500
Conversion of shares													3,470,000
Common stock, shares outstanding																	8,188,574					8,188,574
Paid-in-capital, registered capital and statutory reserves																	$ 1,500,000					$ 1,500,000
IPO [Member]
Class of Stock [Line Items]
Number of warrant purchase												625,000					156
Share price											$ 1.3	$ 5					$ 16,000
Warrants [Member]
Class of Stock [Line Items]
Number of warrant purchase																	3,606
Share price																	$ 1,040
Warrant remaining lives																	2 years 8 months 1 day
Agreement Seven [Member]
Class of Stock [Line Items]
Purchase of ordinary shares			2,040,000		2,040,000
Consideration received					$ 1,020,000
Agreement Eight [Member]
Class of Stock [Line Items]
Purchase of ordinary shares	2,640,000	2,640,000
Consideration received		$ 3,492,720
Agreement 1 [Member]
Class of Stock [Line Items]
Common stock, shares issued																										500,000
Sale of common stock																										500,000
Agreement 2 [Member]
Class of Stock [Line Items]
Common stock, shares issued																									500,000
Agreement 3 [Member]
Class of Stock [Line Items]
Common stock, shares issued																								500,000
Sale of common stock																								500,000
Two Consulting Firms [Member]
Class of Stock [Line Items]
Number of ordinary shares granted																				70,000	70,000
Fair value of ordinary shares granted																	$ 150,600	$ 150,600			$ 150,600
Common Stock [Member]
Class of Stock [Line Items]
Common stock, shares issued																											19,000,000